Pension Plans and Retiree Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Summary of Defined Benefit Plans
The following table summarizes the details of the defined benefit plans, including the SERP and post-retirement plans in Canada and the United States:

Year Ended December 31, 2020	Canada		United States		Total
	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Projected benefit obligation (a)
Balance, beginning of year	$36	$2	$1,725	$428	$1,761	$430
Actuarial loss	1	—	137	32	138	32
Current service cost	3	—	27	9	30	9
Member contributions	—	—	—	2	—	2
Interest cost	1	—	60	15	61	15
Benefits paid	(4)	—	(82)	(24)	(86)	(24)
Expenses paid	—	—	(1)	—	(1)	—
Settlements	—	—	(25)	—	(25)	—
Foreign exchange translation	—	—	(41)	(10)	(41)	(10)
Balance, end of year	$37	$2	$1,800	$452	$1,837	$454

Plan assets
Fair value, beginning of year	$15	$—	$1,504	$906	$1,519	$906
Actual return on plan assets	1	—	275	157	276	157
Employer contributions	4	—	37	—	41	—
Member contributions	—	—	—	2	—	2
Benefits paid	(4)	—	(82)	(24)	(86)	(24)
Expenses paid	—	—	(1)	—	(1)	—
Settlements	—	—	(25)	—	(25)	—
Foreign exchange translation	—	—	(41)	(25)	(41)	(25)
Fair value, end of year	$16	$—	$1,667	$1,016	$1,683	$1,016
Funded status	$(21)	$(2)	$(133)	$564	$(154)	$562
(a) For post-retirement benefit plans, the projected benefit obligation represents the accumulated benefit obligation.

Year Ended December 31, 2019	Canada		United States		Total
	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Projected benefit obligation (a)
Balance, beginning of year	$34	$2	$1,635	$458	$1,669	$460
Actuarial loss (gain)	2	—	182	(15)	184	(15)
Current service cost	3	—	24	9	27	9
Member contributions	—	—	—	2	—	2
Interest cost	1	—	68	19	69	19
Benefits paid	(4)	—	(77)	(24)	(81)	(24)
Expenses paid	—	—	(1)	—	(1)	—
Settlements	—	—	(24)	—	(24)	—
Other	—	—	—	1	—	1
Foreign exchange translation	—	—	(82)	(22)	(82)	(22)
Balance, end of year	$36	$2	$1,725	$428	$1,761	$430

Plan assets
Fair value, beginning of year	$14	$—	$1,354	$791	$1,368	$791
Actual return on plan assets	1	—	284	177	285	177
Employer contributions	4	—	39	—	43	—
Member contributions	—	—	—	2	—	2
Benefits paid	(4)	—	(77)	(23)	(81)	(23)
Expenses paid	—	—	(1)	—	(1)	—
Settlements	—	—	(25)	—	(25)	—
Foreign exchange translation	—	—	(70)	(41)	(70)	(41)
Fair value, end of year	$15	$—	$1,504	$906	$1,519	$906
Funded status	$(21)	$(2)	$(221)	$478	$(242)	$476
(a) For post-retirement benefit plans, the projected benefit obligation represents the accumulated benefit obligation.

Schedule of Amounts Included in the Consolidated Balance Sheets
The following amounts were included in the Consolidated Balance Sheets:

	December 31, 2020			December 31, 2019
	Defined Benefit	Post- Retirement Benefits	Total	Defined Benefit	Post-Retirement Benefits	Total (a)
Prepaid post-retirement benefits	$—	$572	$572	$—	$487	$487
Accounts payable and accrued liabilities (a)	(9)	—	(9)	(26)	—	(26)
Future employee obligations	(145)	(10)	(155)	(216)	(11)	(227)
	$(154)	$562	$408	$(242)	$476	$234
(a) Account balances on the Consolidated Balance Sheets also include certain non-pension related amounts.
Schedule of Funded Status Based on Accumulated Benefit Obligation
The accumulated benefit obligation for all defined benefit plans were:

As at	December 31, 2020		December 31, 2019
	Canada	United States	Canada	United States
Accumulated benefit obligation (a)	$36	$1,704	$35	$1,616
(a)Accumulated benefit obligation differs from projected benefit obligation in that it does not include an assumption with respect to future compensation levels.

Defined Benefit Plan, Plan with Accumulated Benefit Obligation in Excess of Plan Assets
For those pension plans where the projected benefit obligation exceeded the fair value of plan assets as at December 31, 2020, the cumulative obligation and asset balances were:

As at	December 31, 2020		December 31, 2019
	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Projected benefit obligation	$1,824	$14	$1,757	$13
Plan assets	$1,670	$3	$1,515	$3

For those pension plans where the accumulated benefit obligation exceeded the fair value of plan assets as at December 31, 2020, the cumulative obligation and asset balances were:

As at	December 31, 2020		December 31, 2019
	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Accumulated benefit obligation	$427	$14	$1,648	$13
Plan assets	$329	$3	$1,515	$3

Summary of Amounts Recorded in Other Comprehensive Income (Loss)
The following amounts were recorded in other comprehensive income (loss) and have not yet been recognized in net periodic benefit cost:

Year Ended December 31, 2020	Canada		United States		Total
	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Past service cost	$—	$—	$—	$(3)	$—	$(3)
Net actuarial gain (loss)	(9)	(1)	6	(8)	(3)	(9)
Recognized in AOCI pre-tax	$(9)	$(1)	$6	$(11)	$(3)	$(12)
Increase (decrease) by the amount included in deferred tax liabilities	2	—	(2)	3	—	3
Net amount in AOCI after-tax	$(7)	$(1)	$4	$(8)	$(3)	$(9)

Year Ended December 31, 2019	Canada		United States		Total
	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits
Net actuarial gain (loss)	$(9)	$—	$(15)	$18	$(24)	$18
Recognized in AOCI pre-tax	$(9)	$—	$(15)	$18	$(24)	$18
Increase (decrease) by the amount included in deferred tax liabilities	2	—	7	(9)	9	(9)
Net amount in AOCI after-tax	$(7)	$—	$(8)	$9	$(15)	$9

Summary of Amounts Recorded in A Regulatory Asset (Liability)
The following amounts were recorded in a regulatory asset (liability) and have not yet been recognized in net periodic benefit cost:

Year Ended December 31, 2020	Canada		United States		Total
	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits
Past service credit	$—	$—	$—	$(94)	$—	$(94)
Net actuarial loss (gain)	—	—	68	(241)	68	(241)
Recognized in regulatory asset (liability)	$—	$—	$68	$(335)	$68	$(335)

Year Ended December 31, 2019	Canada		United States		Total
	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits
Past service cost (credit)	$—	$—	$1	$(105)	$1	$(105)
Net actuarial loss (gain)	—	—	127	(156)	127	(156)
Recognized in regulatory asset (liability)	$—	$—	$128	$(261)	$128	$(261)

Schedule of Net Periodic Benefit Expense
The net pension expense by plan was as follows:

	Year Ended December 31, 2020
	Canada		United States		Total
	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Current service cost (a)	$3	$—	$27	$9	$30	$9
Interest cost (b)	1	—	60	15	61	15
Expected return on plan assets (b) (c)	(1)	—	(81)	(40)	(82)	(40)
Amortization of past service credit (b)	—	—	—	(19)	—	(19)
Amortization of net actuarial loss (gain) (b) (c)	1	—	10	(5)	11	(5)
Plan settlements (b)	—	—	7	—	7	—
Net benefit cost (income) recognized	$4	$—	$23	$(40)	$27	$(40)
(a)Recorded under the line item “operating and administrative” expenses on the Consolidated Statements of Income.
(b)Recorded under the line item “other income” on the Consolidated Statements of Income.
(c)Includes the impact of the voluntary change in accounting principle implemented in 2020. Refer to Note 2 for additional information.

	Year Ended December 31, 2019
	Canada		United States		Total
	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Current service cost (a)	$3	$—	$24	$9	$27	$9
Interest cost (b)	1	—	68	19	69	19
Expected return on plan assets (b)	(1)	—	(75)	(37)	(76)	(37)
Amortization of past service credit (b)	—	—	—	(22)	—	(22)
Amortization of net actuarial loss (b)	1	—	12	—	13	—
Plan settlements (b)	—	—	4	—	4	—
Other (b)	—	—	—	1	—	1
Net benefit cost (income) recognized	$4	$—	$33	$(30)	$37	$(30)
(a)Recorded under the line item “operating and administrative” expenses on the Consolidated Statements of Income.
(b)Recorded under the line item “other income” on the Consolidated Statements of Income.

Schedule of Collective Investment Mixes for Plan Assets
The collective investment mixes for the plans are as follows as at December 31, 2020:

Canada	Fair value	Level 1	Level 2	Percentage of Plan Assets (%)
Cash and short-term equivalents	$2	$2	$—	13
Canadian equities	3	3	—	19
Foreign equities	4	4	—	25
Fixed income	6	6	—	38
Real estate	1	—	1	5
	$16	$15	$1	100

United States	Fair value	Level 1	Level 2	Percentage of Plan Assets (%)
Cash and short-term equivalents	$14	$14	$—	1
Canadian equities	1	1	—	—
Foreign equities (a)	357	357	—	13
Fixed income	1,002	129	873	37
Other (b)	23	—	23	1
Total investments in the fair value hierarchy	$1,397	$501	$896	52
Investments measured at net asset value using the NAV practical expedient (c)
Commingled funds (d)	$728			27
Private equity/limited partnership (e)	56			2
Pooled separate accounts (f)	32			1
Collective trust fund (g)	476			18
Total fair value of plan investments	$2,689			100
Net payable (h)	(6)			—
	$2,683			100
(a)Investments in foreign equities include U.S. and international securities.
(b)As at December 31, 2020, these investments consisted primarily of non-U.S. government bonds.
(c)In accordance with ASC Topic 820, these investments are measured at fair value using net asset value (NAV) per share as a practical expedient and, therefore, have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliations of the fair value hierarchy to the statements of net assets available for plan benefits.
(d)As at December 31, 2020, investments in commingled funds consisted of approximately 50 percent common stock of large-cap U.S. companies, 20 percent U.S. Government fixed income securities, and 30 percent corporate bonds for WGL’s post-retirement benefit plans.
(e)As at December 31, 2020, investments in a private equity/limited partnership consisted of common stock of international companies.
(f)As at December 31, 2020, investments in pooled separate accounts consisted of income producing properties located in the United States.
(g)As at December 31, 2020, investments in collective trust funds consisted primarily of 90 percent common stock of U.S, companies, 7 percent income producing properties located in the United States, and 3 percent short-term money market investments.
(h)As at December 31, 2020, this net payable primarily represents pending trades for investments purchased net of pending trades for investments sold and interest receivable.

Total	Fair value	Level 1	Level 2	Percentage of Plan Assets (%)
Cash and short-term equivalents	$16	$16	$—	1
Canadian equities	4	4	—	—
Foreign equities (a)	361	361	—	13
Fixed income	1,008	135	873	37
Real estate	1	—	1	—
Other (b)	23	—	23	1
Total investments in the fair value hierarchy	$1,413	$516	$897	52
Investments measured at net asset value using the NAV practical expedient (c)
Commingled funds(d)	$728			27
Private equity/limited partnership (e)	56			2
Pooled separate accounts (f)	32			1
Collective trust fund (g)	476			18
Total fair value of plan investments	$2,705			100
Net payable (h)	(6)			—
	$2,699			100
(a)Investments in foreign equities include U.S. and international securities.
(b)As at December 31, 2020, these investments consisted primarily of non-U.S. government bonds.
(c)In accordance with ASC Topic 820, these investments are measured at fair value using net asset value (NAV) per share as a practical expedient and, therefore, have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliations of the fair value hierarchy to the statements of net assets available for plan benefits.
(d)As at December 31, 2020, investments in commingled funds consisted of approximately 50 percent common stock of large-cap U.S. companies, 20 percent U.S. Government fixed income securities, and 30 percent corporate bonds for WGL’s post-retirement benefit plans.
(e)As at December 31, 2020, investments in a private equity/limited partnership consisted of common stock of international companies.
(f)As at December 31, 2020, investments in pooled separate accounts consisted of income producing properties located in the United States.
(g)As at December 31, 2020, investments in collective trust funds consisted primarily of 90 percent common stock of U.S, companies, 7 percent income producing properties located in the United States, and 3 percent short-term money market investments.
(h)As at December 31, 2020, this net payable primarily represents pending trades for investments purchased net of pending trades for investments sold and interest receivable.

Schedule of Significant Actuarial Assumptions Used in Measuring Net Benefit Plan Costs and Benefit Obligations

Year Ended December 31	2020		2019
Significant actuarial assumptions used in measuring net benefit plan costs	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Discount rate (%)	2.30 - 3.50	3.10 - 3.60	2.90 - 4.40	3.90 - 4.50
Expected long-term rate of return on plan assets (%) (a)	5.25 - 7.05	4.03 - 7.05	5.75 - 7.15	4.66 - 7.15
Rate of compensation increase (%)	2.75 - 4.00	3.50	2.75 - 4.10	4.10
Average remaining service life of active employees (years)	10.2	13.0	9.0	13.2
(a)Only applicable for funded plans

As at December 31	2020		2019
Significant actuarial assumptions used in measuring benefit obligations	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Discount rate (%)	1.90 - 2.80	2.50 - 2.90	2.90 - 3.50	3.10 - 3.60
Rate of compensation increase (%)	1.73 - 3.93	2.50 - 3.00	2.75 - 4.00	3.50

Schedule of Expected Cash Flows for Defined Benefit Pension and Other Post-Retirement Plans
The following table shows the expected cash flows for defined benefit pension and other post-retirement plans:

	Defined Benefit	Post-Retirement Benefits
Expected employer contributions:
2021	$16	$—
Expected benefit payments:
2021	$90	$25
2022	$91	$22
2023	$88	$22
2024	$89	$21
2025	$90	$21
2026 - 2030	$466	$110